Earnings Per Ordinary Share - Summary of Earnings Per Ordinary Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Amount
Basic earnings	€ 1,707	€ 2,605
Basic earnings from continuing operations, amount	1,707	2,605
Diluted earnings, amount	1,707	2,605
Diluted earnings from continuing operations, amount	€ 1,707	€ 2,605
Weighted average number of ordinary shares outstanding during the period
Basic earnings	3,893.6	3,887.4
Stock option and share plans	0.6	2.1
Total effect of dilutive instruments	0.6	2.1
Diluted earnings	3,894.2	3,889.5
Per ordinary share
Basic earnings	€ 0.44	€ 0.67
Basic earnings from continuing operations	0.44	0.67
Diluted earnings	0.44	0.67
Diluted earnings from continuing operations	€ 0.44	€ 0.67